FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Abstract]
Disclosure of financial instruments [text block]
NOTE 5. FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

5.1 Financial assets investments

The Bank’s securities portfolios at fair value and at amortized cost are listed below, as of December 31, 2017 and 2016:

The detail of the carrying value of the debt securities is as follows:

As of December 31, 2017

Debt securities	Measurement methodology		Total carrying value
	Fair value through profit or loss	Amortized cost
In millions of COP
Securities issued by the Colombian Government	7,003,147	12,965	7,016,112
Securities issued by Foreign Governments	2,471,994	1,050,855	3,522,849
Securities issued by Government entities	36,038	1,926,554	1,962,592
Securities issued by other financial institutions	1,052,776	225,431	1,278,207
Corporate Bonds (1)	137,900	941,763	1,079,663
Total debt securities	10,701,855	4,157,568	14,859,423
Total equity securities			1,517,830
Total financial assets invesments			16,377,253

(1)
Debt securities classified as Corporate Bonds, increased by 104.75% between December 31, 2017 and 2016 due to the purchase of Alternegy S.A. bonds by Banistmo on December 21 of 2017, which have a carrying value of COP 446,047. Banistmo acted as joint arranger with Banco General and underwriters of the bonds issued by Alternergy for an amount of up to US$320 million.

As of December 31, 2016

Debt securities	Measurement methodology		Total carrying value
	Fair value through profit or loss	Amortized cost
In millions of COP
Securities issued by the Colombian Government	4,904,152	-	4,904,152
Securities issued by Foreign Governments	2,429,192	984,675	3,413,867
Securities issued by Government entities	11,904	1,532,784	1,544,688
Securities issued by other financial institutions	1,080,368	201,523	1,281,891
Corporate Bonds	111,946	415,937	527,883
Total debt securities	8,537,562	3,134,919	11,672,481
Total equity securities			1,388,172
Total financial assets invesments			13,060,653

The following tables set forth the debt securities portfolio by maturity:

As of December 31, 2017

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,163,682	3,299,116	1,164,689	375,660	7,003,147
Securities issued by Foreign Governments	962,640	408,586	736,105	364,663	2,471,994
Securities issued by Government entities	11,134	14,825	6,946	3,133	36,038
Securities issued by other financial institutions	157,434	250,395	143,353	501,594	1,052,776
Corporate bonds	35,255	16,027	21,419	65,199	137,900
Subtotal	3,330,145	3,988,949	2,072,512	1,310,249	10,701,855
Securities at amortized cost
Securities issued by the Colombia Government	-	12,965	-	-	12,965
Securities issued by Foreign Governments	241,944	184,454	415,229	209,228	1,050,855
Securities issued by Government entities	1,909,363	17,191	-	-	1,926,554
Securities issued by other financial institutions	117,075	68,166	40,190	-	225,431
Corporate bonds	26,668	15,945	148,684	750,466	941,763
Subtotal	2,295,050	298,721	604,103	959,694	4,157,568
Total debt securities	5,625,195	4,287,670	2,676,615	2,269,943	14,859,423

As of December 31, 2016

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,719,326	1,883,790	981,208	319,828	4,904,152
Securities issued by Foreign Governments	925,499	532,628	192,947	778,118	2,429,192
Securities issued by Government entities	77	2,704	5,193	3,930	11,904
Securities issued by other financial institutions	172,571	135,157	87,153	685,487	1,080,368
Corporate bonds	15,818	8,069	15,968	72,091	111,946
Subtotal	2,833,291	2,562,348	1,282,469	1,859,454	8,537,562
Securities at amortized cost
Securities issued by Foreign Governments	103,889	105,032	507,817	267,937	984,675
Securities issued by Government entities	1,523,571	9,213	-	-	1,532,784
Securities issued by other financial institutions	57,623	113,150	-	30,750	201,523
Corporate bonds	-	70,464	-	345,473	415,937
Subtotal	1,685,083	297,859	507,817	644,160	3,134,919
Total debt securities	4,518,374	2,860,207	1,790,286	2,503,614	11,672,481

For further information related to disclosures of the fair value of securities, please see Note 29 Fair value of assets and liabilities.

The following table shows the fair value of equity securities:

Equity securities	Carrying amount
	December 31, 2017	December 31, 2016
In millions of COP
Total of securities at fair value through profit or loss	988,455	895,425
Total of securities at fair value through OCI	529,375	492,747
Total equity securities	1,517,830	1,388,172

The investment securities held by Capital Investment SAFI S.A. y FiduPerú S.A. were considered as assets held for sale at 2017, amounting to COP 1,345 y COP 1,141 respectively. In 2016, those investment securities are mesured at fair value through profit or loss. For further information, see Note 12 Assets held for sale and inventories.

The Bank has recognized in the consolidated statement of comprehensive income COP 38,884 in 2017, COP 232,617 in 2016 and COP 137,323 in 2015 related to equity securities and trust funds at fair value through OCI. See consolidated statement of comprehensive income.

Equity securities that have been designated to be measured at fair value through OCI are considered strategic for the Bank and, thus, there is no intention to sell them in the foreseeable future and that is the main reason for using this presentation alternative.

The following table details the equity instruments designated at fair value through other comprehensive income analyzed by listing status:

Equity securities	Carrying amount
	December 31, 2017	December 31, 2016
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia (1)	76,178	17,479
Equity securities listed elsewhere	5,766	10,732
Equity securities unlisted	447,431	464,536
Total equity securities at fair value through OCI	529,375	492,747

(1)
Equity securities measured at fair value through other comprenhensive income (OCI) and listed in Colombia, increased between December 31, 2017 and 2016 due to the merger between Bolsa de Valores de Colombia (listed company) and Deceval (unlisted). The new investment in Bolsa de Valores de Colombia is classified as listed in Colombia.

During 2017 and 2016 no impairment loss was recognized on equity securities. Dividends received from equity investments at fair value through OCI held as of December 31, 2017, 2016 and 2015 amounted to COP 11,951, COP 9,317 and COP 9,605, respectively. See Note 24.5 Dividends received, and share of profits of equity method investees

Equity investments do not have a specific maturity date; therefore, they are not included in the maturity detail.

The detail of the securities pledged as collateral as of December 31, 2017 and 2016 is as follows:

As of December 31, 2017

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in repo operations
Securities issued by the Colombian Government	Greater twelve months	TES - Fixed rate	1,744,736
Securities issued by the Colombian Government	Between six and twelve months	TES - Fixed rate	877,673
Subtotal investments pledged as collateral in repo operations			2,622,409
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Greater twelve months	TES - Fixed rate	78,688
Securities issued by the Colombian Government	Between six and twelve months	TES - Fixed rate	40,247
Subtotal investments pledged as collateral in derivative operations			118,935
Total securities pledged as collateral			2,741,344

As of December 31, 2016

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in repo operations
Securities issued by the Colombian Government	Greater 12 months	TES-Fixed rate	783,688
Securities issued by the Colombian Government	Between 3 and 6 months	TES-Fixed rate	63,102
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Fixed rate	3,212
Securities issued by the Colombian Government	Less than 3 months	TES-Fixed rate	68,648
Subtotal investments pledged as collateral in repo operations			918,650
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Greater 12 months	TES-Fixed rate	147,221
Securities issued by the Colombian Government	Between 3 and 6 months	TES- Fixed rate	22,037
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Fixed rate	2,263
Securities issued by the Colombian Government	Less than 3 months	TES-Fixed rate	47,285
Subtotal investments pledged as collateral in derivative operations			218,806
Total securities pledged as collateral			1,137,456

5.2 Derivative financial instruments

The Bank derivative activities do not give rise to significant open positions in portfolios of derivatives. The Bank enters into derivative transactions to facilitate customer business, for hedging purposes and arbitrage activities, such as forwards, options or swaps where the underlying are exchange rates, interest rates and securities.

A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Financial futures and forward settlement contracts are agreements to buy or sell a quantity of a financial instrument (including another derivative financial instrument), index, currency or commodity at a predetermined rate or price during a period or at a date in the future. Futures and option contracts are standardized agreements for future delivery, traded on exchanges that typically act as a platform.

For further information related to the objectives, policies and processes for managing the Bank’s risk, please see Note 31 Risk Management.

The following table sets forth for the Bank’s derivatives by type of risk as of December 31, 2017 and 2016:

Derivatives	December 31, 2017	December 31, 2016
In Millions of COP
Forwards
Assets
Foreign exchange contracts	172,310	313,566
Equity contracts	372	3,425
Subtotal Assets	172,682	316,991
Liabilities
Foreign exchange contracts	(142,976)	(323,923)
Equity contracts	(4,470)	(3,110)
Subtotal Liabilities	(147,446)	(327,033)
Total Forwards	25,236	(10,042)
Swaps
Assets
Foreign exchange contracts	672,558	1,127,474
Interest rate contracts	274,137	186,208
Subtotal Assets	946,695	1,313,682
Liabilities
Foreign exchange contracts	(505,823)	(749,082)
Interest rate contracts	(275,641)	(192,344)
Subtotal Liabilities	(781,464)	(941,426)
Total Swaps	165,231	372,256
Options
Assets
Foreign exchange contracts	14,995	47,297
Subtotal Assets	14,995	47,297
Liabilities
Foreign exchange contracts	(16,943)	(42,961)
Subtotal Liabilities	(16,943)	(42,961)
Total Options	(1,948)	4,336
Futures
Liabilities
Equity contracts	-	(1,030)
Subtotal Liabilities	-	(1,030)
Total Futures	-	(1,030)
Derivative Assets	1,134,372	1,677,970
Derivative Liabilities	(945,853)	(1,312,450)
Total, net	188,519	365,520

The table below present the notional amounts of the derivatives contracts as of December 31, 2017 and 2016:

Derivatives	December 31, 2017	December 31, 2016
In Millions of COP
Forwards
Assets
Foreign exchange contracts	11,618,005	14,466,226
Equity contracts	1,010,557	696,348
Subtotal Assets	12,628,562	15,162,574
Liabilities
Foreign exchange contracts	(10,276,967)	(13,637,335)
Equity contracts	(1,796,020)	(676,226)
Subtotal Liabilities	(12,072,987)	(14,313,561)
Total Forwards	555,575	849,013
Swaps
Assets
Foreign exchange contracts	6,188,880	6,021,266
Interest rate contracts	16,315,701	15,109,435
Subtotal Assets	22,504,581	21,130,701
Liabilities
Foreign exchange contracts	(4,163,466)	(3,614,135)
Interest rate contracts	(15,850,149)	(13,249,703)
Subtotal Liabilities	(20,013,615)	(16,863,838)
Total Swaps	2,490,966	4,266,863
Options
Assets
Foreign exchange contracts	697,346	1,186,605
Subtotal Assets	697,346	1,186,605
Liabilities
Foreign exchange contracts	(682,197)	(1,171,719)
Subtotal Liabilities	(682,197)	(1,171,719)
Total Options	15,149	14,886
Futures
Assets
Foreign exchange contracts	3,772,283	3,078,756
Equity contracts	175,500	316,000
Subtotal Assets	3,947,783	3,394,756
Liabilities
Equity contracts	-	(117,235)
Subtotal Liabilities	-	(117,235)
Total Futures	3,947,783	3,277,521
Derivative Assets	39,778,272	40,874,636
Derivative Liabilities	(32,768,799)	(32,466,353)
Total, net	7,009,473	8,408,283

The following table sets forth the remaining contractual life of the derivative portfolio:

As of December 31, 2017

	Forwards	Swaps	Options	Futures	Total
In millions of COP
Assets	172,682	946,695	14,995	-	1,134,372
Up to 1 year	170,299	240,690	14,229	-	425,218
From 1 to 3 years	2,383	339,934	766	-	343,083
Over 3 years	-	366,071	-	-	366,071
Liabilities	(147,446)	(781,464)	(16,943)	-	(945,853)
Up to 1 year	(141,326)	(135,749)	(15,836)	-	(292,911)
From 1 to 3 years	(6,120)	(321,708)	(1,107)	-	(328,935)
Over 3 years	-	(324,007)	-	-	(324,007)
Total	25,236	165,231	(1,948)	-	188,519

As of December 31, 2016

	Forwards	Swaps	Options	Futures	Total
In millions of COP
Assets	316,991	1,313,682	47,297	-	1,677,970
Up to 1 year	309,036	490,848	44,478	-	844,362
From 1 to 3 years	7,900	444,120	2,819	-	454,839
Over 3 years	55	378,714	-	-	378,769
Liabilities	(327,033)	(941,426)	(42,961)	(1,030)	(1,312,450)
Up to 1 year	(311,382)	(167,025)	(40,686)	(1,030)	(520,123)
From 1 to 3 years	(15,623)	(431,814)	(2,275)	-	(449,712)
Over 3 years	(28)	(342,587)	-	-	(342,615)
Total	(10,042)	372,256	4,336	(1,030)	365,520

Collateral for derivatives

The table below presents the cash collateral amounts posted under derivatives contracts as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of COP
Collateral	264,700	343,334

Hedge accounting

The Bank, through Banistmo, has entered into derivatives to manage its interest risk. Those derivatives are designated as hedging instruments to protect the Bank against changes in the fair value of Banistmo´s position in debt securities issued by the Panamanian Government (fair value hedge). In order to protect against interest risk due to changes in cash flows related to Banitmo’s portfolio of floating-rate deposits (cash flow hedge), Banistmo entered into cash flow hedge contracts until March 2016, when the hedging relationship was discontinued. The hedge effectiveness assessment is performed on a monthly basis consistently throughout the hedging relationship. For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value of the related hedged item concerning to the risk hedged, are reflected in the statement of income in the line “Interest and valuation on investments”.

Fair value hedging

As of December 31, 2017 and 2016, Banistmo has designated 12 and 8 asset derivative contracts (Interest rate swaps), respectively, as fair value hedging instruments with maturity dates ranging from September 2019 to December 2027.

As of December 31, 2017 and 2016, Banistmo has designated 5 and 6 liability derivative contracts (Interest rate swaps), respectively, as fair value hedging instruments with maturity dates ranging from September 2019 to April 2026. The notional amount and the fair value of those instruments are as follows:

	December 31, 2017	December 31, 2016
In millions of COP
Notional amount	304,159	305,862
Fair value	(1,769)	(5,170)

	December 31, 2017	December 31, 2016
In thousands of USD
Notional amount	101,930	101,930
Fair value	(593)	(1,723)

All fair value hedging instruments are included in the line “Derivative financial instruments” in the statement of financial position.

The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of COP
Notional amount	304,159	305,862
Fair value	341,229	340,511

	December 31, 2017	December 31, 2016
In thousands of USD
Notional amount	101,930	101,930
Fair value	114,353	113,477

The amount of hedge ineffectiveness of fair value hedges amounted to COP 3,094 COP 2,779 and COP (3,110) for the periods ended December 31, 2017, 2016 and 2015, respectively.

The change in fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness for the period ended December 31, 2017 and 2016 amounting to COP 2,614 and COP 3,493, respectively

Cash flow hedging

As of December 31, 2016 the Bank had reclassified from other comprehensive income to net income the net amount of COP (12,112) arising from the settlement of the derivative contract swap interest rate designated as cash flow hedge. As of December 31, 2015 the Bank had reclassified from other comprehensive income to net income the net amount of COP 6,378 in connection with the effective portion of the cash flow hedges.

Banistmo entered into cash flow hedge contracts until March 2016. The Bank has not carried out new cash flow hedge operations.

Net foreign investment

Exchange differences relating to the translation of the results and net assets of Banistmo operations from its functional currency (dollar) to the Bank's presentation currency (Colombian pesos) are recognized directly in other comprehensive income by the Parent Company. Gains and losses on debt securities in issue which were designated as hedging instruments for hedges of net investments in foreign operations are included in the foreign currency translation reserve. The adjustment recognized in other comprehensive income amounted to COP 36,762, COP 327,272 and COP (1,665,422), for the years ended at December 31, 2017, 2016 and 2015, respectively.

Offsetting of derivatives

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2017 and 2016 by derivative and by risk:

As of December 31, 2017

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	672,558	(505,823)
Forwards	172,310	(142,976)
Options	14,995	(16,943)
Interest rate contracts
Swaps	274,137	(275,641)
Equity contracts
Forwards	372	(4,470)
Gross derivative assets/liabilities	1,134,372	(945,853)
Offsetting of derivatives	-	-
Derivative financial instruments in statement of financial position	1,134,372	(945,853)
Master netting agreements	(894,863)	945,853
Cash collateral received/paid	(239,509)	-
Total derivative financial instruments assetss/ liabilities	-	-

As of December 31, 2016

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,127,474	(749,082)
Forwards	313,566	(323,923)
Options	47,297	(42,961)
Interest rate contracts
Swaps	186,208	(192,344)
Equity contracts
Forwards	3,425	(3,110)
Futures	-	(1,030)
Gross derivative assets/liabilities	1,677,970	(1,312,450)
Offsetting of derivatives	-	-
Derivative financial instruments in statement of financial position	1,677,970	(1,312,450)
Master netting agreements	(1,221,565)	1,312,450
Cash collateral received/paid	(343,334)	-
Total derivative financial instruments assetss/ liabilities	113,071	-

For further information about offsetting of other financial assets and liabilities see Note 15 Interbank deposits and repurchase agreements and other similar secured borrowing.